Supplementary Information on Oil and Gas Exploration And Production Activities (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Capitalized Costs for Oil and Gas Producing Activities
A.	Capitalized costs for oil and gas producing activities (unaudited):

	As of December 31,
	2019		2018		2017
Proved reserves	Ps.	2,306,255,209	Ps.	2,505,307,260	Ps.	2,363,336,481
Construction in progress		50,951,279		51,033,968		35,381,089
Accumulated depreciation and amortization		(1,675,843,298)		(1,572,649,381)		(1,444,962,317)

Total costs incurred	Ps.	681,363,190	Ps.	983,691,846	Ps.	953,755,253

Summary of Costs Incurred for Oil and Gas Property Exploration and Development Activities
B.	Costs incurred for oil and gas property exploration and development activities (unaudited):

	As of December 31,
	2019		2018
Exploration	Ps.	31,222,023	Ps.	36,208,481
Development		82,135,240		56,040,685

Total costs incurred	Ps.	113,357,263	Ps.	92,249,166

Summary of Results of Operations for Oil and Gas Producing Activities
C.	Results of operations for oil and gas producing activities (unaudited):

	2019		2018		2017
Revenues from sale of oil and gas	Ps.	762,102,939	Ps.	910,433,244	Ps.	762,637,362

Hydrocarbon duties		343,242,436		443,491,451		375,156,405
Production costs (excluding taxes)		275,090,795		273,695,691		248,957,950
Other revenues and expenses		(6,910,320)		(10,109,114)		(3,954,222)
Exploration expenses		90,258,519		30,953,413		14,993,433
Depreciation, depletion, amortization and accretion		222,651,461		28,845,604		240,672,906

		924,332,890		766,877,047		875,826,472

Results of operations for oil and gas producing activities	Ps.	(162,229,951)	Ps.	143,556,198	Ps.	(113,189,111)

Summary of Results of Operations for Oil and Gas Producing Activities
D.	Sales prices (unaudited)
The following table summarizes average sales prices in U.S. dollars for each of the years ended December 31 (excluding production taxes):

	2019		2018		2017
Weighted average sales price per barrel of oil equivalent (boe) (1)	U.S. $	43.52	U.S. $	50.89	U.S. $	38.63
Crude oil, per barrel		57.13		62.99		48.71
Natural gas, per thousand cubic feet		3.55		5.57		4.32

(1)	To convert dry gas to barrels of oil equivalent, a factor of 5.201 thousand cubic feet of dry gas per barrel of oil equivalent is used.

Summary of Oil and Gas Proved Reserves
Summary of oil and gas
(1)
 proved reserves as of December 31, 2018
based on average fiscal year prices

	Crude oil and
	Condensates (2)	Dry Gas (3)
	(in millions of barrels)	(in billions of cubic feet)
Proved developed and un-developed reserves:
Proved developed reserves	3,585.0	3,608.5
Proved undeveloped reserves	2,375.6	2,743.1

Total proved reserves	5,960.6	6,351.7

Note: Numbers may not total due to rounding.

(1)	PEMEX does not currently produce synthetic oil or synthetic gas, or other natural resources from which synthetic oil or synthetic gas can be produced.
(2)	Crude oil and condensate reserves include the fraction of liquefiable hydrocarbons recoverable in natural gas processing plants located at fields.
(3)
Reserve volumes reported in this table are volumes of dry gas, although natural gas production reported in other tables refers to sour wet gas. There is a shrinkage in volume when natural gas liquids and impurities are extracted to obtain dry gas. Therefore, reported natural gas volumes are greater than dry gas volumes.

Disclosure of Proved Developed and Undeveloped Reserve
Crude oil and condensate reserves
(including natural gas liquids)
(1)

	2019	2018	2017
	(in millions of barrels)
Proved developed and undeveloped reserves:
At December 31	5,786	6,427	7,219
Revisions (2)	784	22	(95)
Extensions and discoveries	78	140	147
Production	(688)	(743)	(805)
Farm outs & transfer of fields due to NHC bidding process	—	(59)	(38)

At December 31	5,961	5,787	6,427

Proved developed reserves at December 31	3,585	3,488	4,166
Proved undeveloped reserves at December 31	2,376	2,198	2,261
Note: Numbers may not total due to rounding.

(1)	Crude oil and condensate reserves include the fraction of liquefiable hydrocarbons recoverable in natural gas processing plants located at fields.
(2)
Revisions include positive and negative changes due to new data from well drilling, revisions made when actual reservoir performance differs from expected performance and changes in hydrocarbon prices.

Source: Pemex Exploration and Production.
Dry gas reserves

	2019	2018	2017
	(in billions of cubic feet)
Proved developed and undeveloped reserves:
At December 31	6,370	6,593	6,984
Revisions (1)	656	3	169
Extensions and discoveries	196	809	468
Production (2)	(870)	(887)	(999)
Farm outs & transfer of fields due to NHC bidding process	—	(148)	(29)

At December 31	6,352	6,370	6,593

Proved developed reserves at December 31	3,609	3,380	4,026
Proved undeveloped reserves at December 31	2,743	2,990	2,567
Note: Numbers may not total due to rounding.

(1)
Revisions include positive and negative changes due to new data from well drilling, revisions made when actual reservoir performance differs from expected performance and changes in hydrocarbon prices.

(2)
Production refers here to dry gas, although natural gas production reported in other tables refers to sour wet gas. There is a shrinkage in volume when natural gas liquids and impurities are extracted to obtain dry gas. Therefore, reported natural gas volumes are greater than dry gas volumes.

Disclosure of standardized measure of discounted future net cash flows
Standardized measure of discounted future net cash flows as of December 31

	2019		2018		2017
	(in millions of U.S. dollars)
Future cash inflows	U.S. $	330,286	U.S. $	321,065	U.S. $	269,489
Future production costs (excluding profit taxes)		(114,782)		(103,498)		(114,369)
Future development costs		(37,540)		(22,224)		(26,229)

Future cash flows before tax		177,964		195,343		128,891
Future production and excess gains taxes		(134,175)		(156,691)		(129,377)

Future net cash flows		43,790		38,652		(487)
Effect of discounting net cash flows by 10%		(18,807)		(12,434)		(4,600)

Standardized measure of discounted future net cash flows	U.S. $	24,983	U.S. $	26,218	U.S. $	4,113

Disclosure of Changes in Standardized Measure of Discounted Future Net Cash Flows
Changes in standardized measure of discounted future net cash flows

	2019		2018		2017
	(in millions of U.S. dollars)
Sales of oil and gas produced, net of production costs	U.S. $	(29,530)	U.S. $	(31,279)	U.S. $	(25,076)
Net changes in prices and production costs		73,278		62,902		26,355
Extensions and discoveries		1,658		4,323		3,639
Development cost incurred during the year		4,281		2,984		2,699
Changes in estimated development costs		3,341		(2,146)		2,744
Reserves revisions and timing changes		(19,615)		1,511		(1,353)
Accretion of discount of pre-tax net cash flows		(9,305)		6,628		5,891
Net changes in production and excess gains taxes		(25,343)		(22,817)		(15,628)

Aggregate change in standardized measure of discounted future net cash flows	U.S. $	(1,235)	U.S. $	22,106	U.S. $	(729)

	2019		2018		2017
	(in millions of U.S. dollars)
Standardized measure:
As of January 1	U.S. $	26,218	U.S. $	4,113	U.S. $	4,841
As of December 31		24,983		26,218		4,113

Change	U.S. $	(1,235)	U.S. $	22,105	U.S. $	(728)